Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Equity Defined Protection ETF® – 1 Yr May

Innovator Growth-100 Power Buffer ETF™ – May

Innovator International Developed Power Buffer ETF™ – May

Innovator U.S. Equity Buffer ETF™ – May

Innovator U.S. Equity Power Buffer ETF™ – May

Innovator U.S. Equity Ultra Buffer ETF™ – May

Innovator U.S. Small Cap Power Buffer ETF™ – May

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2026

April 23, 2026

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The current Outcome Period will end on April 30, 2026, and each Fund will commence a new Outcome Period that will begin on May 1, 2026 and end on April 30, 2027. Each Fund’s Cap will not be determined until the start of the new Outcome Period. At the commencement of the new Outcome Period, each Fund will file a supplement to its prospectus that will include the actual Cap for the new Outcome Period, which may be higher or lower than the estimated Cap ranges set forth below. As of April 23, 2026, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Estimated Cap Range
Innovator Equity Defined Protection ETF® – 1 Yr May	ZMAY	5.96% – 7.46% (5.17% – 6.67% after taking into account the Fund’s unitary management fee)
Innovator Growth-100 Power Buffer ETF™ – May	NMAY	14.49% – 17.49% (13.70% – 16.70% after taking into account the Fund’s unitary management fee)
Innovator International Developed Power Buffer ETF™ – May	IMAY	13.31% – 17.81% (12.46% – 16.96% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Buffer ETF™ – May	BMAY	15.75% – 17.25% (14.96% – 16.46% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Power Buffer ETF™ – May	PMAY	11.73% – 13.23% (10.94% – 12.44% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Ultra Buffer ETF™ – May	UMAY	11.28% – 12.78% (10.49% – 11.99% after taking into account the Fund’s unitary management fee)
Innovator U.S. Small Cap Power Buffer ETF™ – May	KMAY	16.73% – 19.73% (15.94% – 18.94% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference